COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended		12 Months Ended							24 Months Ended
	Apr. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2016 PEN (S/) Subsidary	Dec. 31, 2016 USD ($) Subsidary	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Jan. 30, 2024 USD ($)	Nov. 11, 2021 Individual
Legal claim contingencies [Abstract]
Donations | S/			S/ 23,354,000	S/ 16,362,000	S/ 9,949,000
Number of individuals | Individual												65
Madoff Trustee Litigation [Member]
Legal claim contingencies [Abstract]
Principal amount on redemptions		$ 120,000,000
Fairfield Litigation [Member]
Legal claim contingencies [Abstract]
Principal amount on redemptions	$ 115,200,000
Fuerza Popular 2011 Campaign [Member]
Legal claim contingencies [Abstract]
Donations								$ 1,950,000	$ 1,700,000	$ 3,650,000
Peruanos Por el Kambio Campaign [Member]
Legal claim contingencies [Abstract]
Number of subsidiaries made donations | Subsidary						3	3
Peruanos Por el Kambio Campaign [Member] | BCP Stand-alone, Mibanco and Grupo Pacifico [Member]
Legal claim contingencies [Abstract]
Donations						S/ 711,000	$ 200,000
Madoff Agreement [Member] | Events After Reporting Period [Member]
Legal claim contingencies [Abstract]
Settlement agreement amount											$ 42,800,000